UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Information Technology - 29.9%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	71,620	$8,807,828

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.-Class A	107,200	5,422,176

Internet Software & Services - 8.3%
Alibaba Group Holding Ltd. (ADR) (a)	49,521	4,882,771
Facebook, Inc.-Class A (a)	250,830	18,809,742
Google, Inc.-Class A (a)	32,444	18,423,974
Google, Inc.-Class C (a)	30,124	16,841,726

		58,958,213

IT Services - 2.9%
Visa, Inc.-Class A	83,852	20,244,388

Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	115,190	3,959,080
Micron Technology, Inc. (a)	249,640	8,260,588

		12,219,668

Software - 9.3%
ANSYS, Inc. (a)	101,190	7,949,486
Aspen Technology, Inc. (a)	180,371	6,661,101
Concur Technologies, Inc. (a)	54,300	6,967,776
Microsoft Corp.	465,789	21,868,793
NetSuite, Inc. (a)	57,160	6,211,006
ServiceNow, Inc. (a)	83,192	5,651,233
Tableau Software, Inc.-Class A (a)	54,590	4,508,588
Ultimate Software Group, Inc. (The) (a)	37,320	5,617,033

		65,435,016

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	370,620	40,026,960

		211,114,249

Consumer Discretionary - 23.4%
Automobiles - 1.1%
Harley-Davidson, Inc.	120,900	7,943,130

Hotels, Restaurants & Leisure - 3.3%
Starbucks Corp.	257,280	19,440,077
Wyndham Worldwide Corp.	45,350	3,522,334

		22,962,411

Internet & Catalog Retail - 3.3%
Priceline Group, Inc. (The) (a)	16,795	20,258,297
zulily, Inc.-Class A (a)	78,260	2,847,099

		23,105,396

Leisure Products - 0.8%
Polaris Industries, Inc.	37,890	5,716,085

Company	Shares	U.S. $ Value
Media - 5.0%
AMC Networks, Inc.-Class A (a)	91,822	$5,569,004
Comcast Corp.-Class A	396,860	21,966,201
Walt Disney Co. (The)	80,200	7,328,676

		34,863,881

Specialty Retail - 7.5%
Five Below, Inc. (a)	116,620	4,649,640
Home Depot, Inc. (The)	183,010	17,847,135
Lowe’s Cos., Inc.	182,660	10,448,152
O’Reilly Automotive, Inc. (a)	32,050	5,636,954
Ulta Salon Cosmetics & Fragrance, Inc. (a)	85,030	10,272,474
Urban Outfitters, Inc. (a)	138,540	4,206,074

		53,060,429

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc.-Class B	146,000	13,573,620
Ralph Lauren Corp.	20,866	3,439,552

		17,013,172

		164,664,504

Health Care - 18.5%
Biotechnology - 5.4%
Biogen Idec, Inc. (a)	38,334	12,308,281
Gilead Sciences, Inc. (a)	174,343	19,526,416
Vertex Pharmaceuticals, Inc. (a)	58,600	6,600,704

		38,435,401

Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	125,536	6,605,704
HeartWare International, Inc. (a)	45,270	3,491,223
Intuitive Surgical, Inc. (a)	22,361	11,086,584

		21,183,511

Health Care Providers & Services - 2.5%
McKesson Corp.	57,215	11,638,103
UnitedHealth Group, Inc.	61,800	5,871,618

		17,509,721

Life Sciences Tools & Services - 2.4%
Illumina, Inc. (a)	32,810	6,318,550
Quintiles Transnational Holdings, Inc. (a)	178,243	10,434,345

		16,752,895

Pharmaceuticals - 5.2%
Allergan, Inc./United States	118,390	22,501,203
Bristol-Myers Squibb Co.	149,210	8,682,530
Endo International PLC (a)	82,800	5,540,976

		36,724,709

		130,606,237

Company	Shares	U.S. $ Value
Consumer Staples - 12.1%
Beverages - 2.8%
Monster Beverage Corp. (a)	198,530	$20,027,706

Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	110,220	14,700,042
CVS Health Corp.	182,830	15,688,642

		30,388,684

Food Products - 3.7%
Hain Celestial Group, Inc. (The) (a)	32,790	3,549,518
Keurig Green Mountain, Inc.	97,590	14,809,282
Mead Johnson Nutrition Co.-Class A	77,120	7,658,787

		26,017,587

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The)-Class A	119,900	9,014,082

		85,448,059

Industrials - 7.1%
Aerospace & Defense - 0.7%
Precision Castparts Corp.	23,410	5,166,587

Electrical Equipment - 1.4%
AMETEK, Inc.	187,730	9,790,120

Industrial Conglomerates - 2.0%
Danaher Corp.	175,100	14,078,040

Machinery - 1.1%
Pall Corp.	83,535	7,636,770

Professional Services - 1.9%
Nielsen NV	137,230	5,830,902
Robert Half International, Inc.	142,510	7,806,698

		13,637,600

		50,309,117

Financials - 4.8%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)	40,330	8,057,531
BlackRock, Inc.-Class A	35,130	11,983,194

		20,040,725

Diversified Financial Services - 1.9%
Intercontinental Exchange, Inc.	64,289	13,390,756

		33,431,481

Energy - 4.1%
Energy Equipment & Services - 2.6%
Schlumberger Ltd.	183,080	18,062,672

Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	63,452	3,327,423

Company	Shares	U.S. $ Value
Range Resources Corp.	107,950	$7,383,780

		10,711,203

		28,773,875

Total Common Stocks (cost $545,439,689)		704,347,522

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (b)(c) (cost $16,429,708)	16,429,708	16,429,708

Total Investments - 102.2% (cost $561,869,397) (d)		720,777,230
Other assets less liabilities - (2.2)%		(15,451,987)

Net Assets - 100.0%		$705,325,243

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $163,473,264 and gross unrealized depreciation of investments was $(4,565,431), resulting in net unrealized appreciation of $158,907,833.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth Fund

October 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$704,347,522		$	– 0	–	$	– 0	–	$704,347,522
Short-Term Investments	16,429,708			– 0	–		– 0	–	16,429,708

Total Investments in Securities	720,777,230			– 0	–		– 0	–	720,777,230
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$720,777,230		$	– 0	–	$	– 0	–	$720,777,230

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 19, 2014